Other income	12 Months Ended
Dec. 31, 2020
Other income
Other income	22. Other income

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Government grants	10,693	31,226	45,359
Others	1,211	8,080	10,752

Total	11,904	39,306	56,111